Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated operations
Consolidated sales revenue	$ 53,658	$ 54,041	$ 55,554
Net operating costs (excluding items disclosed separately)	(37,745)	(37,052)	(34,770)
Net impairment (charges)/reversals	(538)	(936)	150
Gains/(losses) on consolidation and disposal of interests in businesses	1,214	0	(105)
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(936)	(1,230)	(896)
Operating profit	15,653	14,823	19,933
Share of profit after tax of equity accounted units	838	675	777
Impairment of investments in equity accounted units	0	0	(202)
Profit before finance items and taxation	16,491	15,498	20,508
Finance items
Net exchange gains/(losses) on external net debt and intragroup balances	322	(251)	253
Losses on derivatives not qualifying for hedge accounting	(92)	(54)	(424)
Finance income	514	536	179
Finance costs	(763)	(967)	(335)
Amortisation of discount on provisions	(857)	(977)	(1,519)
Net finance income (expense)	(876)	(1,713)	(1,846)
Profit before taxation	15,615	13,785	18,662
Taxation	(4,041)	(3,832)	(5,614)
Profit after tax for the period	11,574	9,953	13,048
– attributable to owners of Rio Tinto (net earnings)	11,552	10,058	12,392
– attributable to non-controlling interests	$ 22	$ (105)	$ 656
Basic earnings per share (in usd per share)	$ 7.117	$ 6.203	$ 7.650
Diluted earnings per share (in usd per share)	$ 7.072	$ 6.165	$ 7.604